Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Summary of derivatives

	2020		2019

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Fair value hedges

– interest rate swaps	20	-	177	62

– cross-currency swaps	255	-	191	–

Cash flow hedges

– interest rate swaps	-	-	–	187

– cross-currency swaps	189	-	114	84

– forward foreign currency contracts	62	100	57	50

Net investment hedges

– forward foreign currency contracts	211	43	178	19

Held-for-trading*

– interest rate swaps	45	53	3	6

– forward foreign currency contracts	15	123	45	60

Total	797	319	765	468

Current	430	278	313	181

Non-current	367	41	452	287

	797	319	765	468

Derivatives

– in respect of net debt**	518	172	527	384

– other	279	147	238	84

	797	319	765	468

*

Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of interest rate swaps and forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.

**	Derivatives in respect of net debt are in a net asset position of £346 million as at 31 December 2020 (2019: net asset position of £143 million). The Group’s net debt is presented in note 19.

Summary of maturity dates of derivative financial instruments

The maturity dates of all gross-settled derivative financial instruments are as follows:

	2020				2019

	Assets		Liabilities		Assets		Liabilities

	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m

Within one year

– forward foreign currency contracts	7,345	(6,567)	10,661	(10,185)	10,168	(9,367)	8,534	(8,069)

– cross-currency swaps	1,756	(1,655)	-	-	35	(38)	18	(62)

Between one and two years

– forward foreign currency contracts	522	(498)	285	(266)	548	(524)	278	(263)

– cross-currency swaps	33	(54)	-	-	811	(765)	969	(1,012)

Between two and three years

– cross-currency swaps	1,446	(1,261)	-	-	15	(23)	17	(36)

Between three and four years

– cross-currency swaps	19	(29)	-	-	725	(590)	683	(679)

Between four and five years

– cross-currency swaps	469	(451)	-	-	9	(15)	10	(15)

Beyond five years

– cross-currency swaps	767	(594)	-	-	762	(609)	460	(435)

	12,357	(11,109)	10,946	(10,451)	13,073	(11,931)	10,969	(10,571)

Summary of items designated as hedging instruments

The items designated as hedging instruments are as follows:

		2020		2019

	Nominal amount	Changes in fair	Nominal amount	Changes in fair
	of hedging	value used for	of hedging	value used for
	instrument	calculating	instrument	calculating
		hedge ineffectiveness		hedge ineffectiveness
	£m	£m	£m	£m

Interest rate risk exposure:

Fair value hedges

– interest rate swaps	757	(5)	3,065	73

– cross-currency swaps	1,428	66	1,436	(72)

Cash flow hedges

– interest rate swaps	-	-	4,068	(103)

– cross-currency swaps	2,822	(155)	2,695	(61)

Foreign currency risk exposure:

Cash flow hedges

– forward foreign currency contracts	3,279	(36)	3,827	(3)

Net investment hedges (derivative related)

– forward foreign currency contracts	5,922	156	5,274	161

Net investment hedges (non-derivative related)

– debt (carrying value) in borrowings designated as net investment hedges of net assets	392	21	372	22

Net-settled Derivative Financial Instruments
Disclosure Of Derivative Financial Instruments [Line Items]
Summary of maturity dates of derivative financial instruments

The maturity dates of net-settled derivative financial instruments, which primarily relate to interest rate swaps, are as follows:

		2020		2019

	Assets Inflow £m	Liabilities Outflow £m	Assets Inflow £m	Liabilities Outflow £m

Within one year	296	263	44	44

Between one and two years	26	21	25	39

Between two and three years	16	18	25	39

Between three and four years	-	-	10	21

Between four and five years	-	-	43	63

Beyond five years	-	-	182	263

	338	302	329	469